Balance Sheet Components - Schedule of Inventories (Details) - Sarcos Corp and Subsidiaries - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Balance Sheet Components [Line Items]
Raw materials	$ 679	$ 516	$ 371
Work-in-process	285	100	151
Finished goods	295	91	626
Total Inventories	$ 1,259	$ 707	$ 1,148